Expense Example, No Redemption {- Fidelity Advisor® Value Fund} - 10.31 Fidelity Advisor Value Fund - AMCIZ PRO-12 - Fidelity Advisor® Value Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Value Fund-Class A
Expense Example, No Redemption:
1 Year	$ 687
3 Years	925
5 Years	1,182
10 Years	1,914
Fidelity Advisor Value Fund-Class M
Expense Example, No Redemption:
1 Year	492
3 Years	793
5 Years	1,114
10 Years	2,025
Fidelity Advisor Value Fund-Class C
Expense Example, No Redemption:
1 Year	201
3 Years	621
5 Years	1,068
10 Years	2,306
Fidelity Advisor Value Fund - Class I
Expense Example, No Redemption:
1 Year	89
3 Years	278
5 Years	482
10 Years	1,073
Fidelity Advisor Value Fund-Class Z
Expense Example, No Redemption:
1 Year	77
3 Years	240
5 Years	417
10 Years	$ 930